Summary of Significant Accounting Policies Basis of Presentation (Details Narrative 1)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) Customers	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Segments Customers shares	Sep. 30, 2016 USD ($) Customers shares	Dec. 31, 2016 USD ($) Segments shares	Dec. 31, 2015 USD ($) shares
Significant Accounting Policies [Line Items]
Number of operating business segment | Segments			1		1
FDIC limit of insurable cash	$ 250,000		$ 250,000		$ 250,000
Letters of credit outstanding, amount	243,380		243,380		243,380	$ 243,380
Allowance for doubtful accounts receivable	$ 24,783		$ 24,783		26,716	15,596
Number of individual customers accounting for more than 10% of revenue | Customers	0		0	0
Number of individual customers accounting for more than 10% of accounts receivable | Customers	0		0
Inventory valuation reserves	$ 157,529		$ 157,529		704,516	591,051
Amortization of intangible assets	66,954	$ 66,954	200,862	$ 200,862	267,816	124,186
Finite-lived intangible assets, amortization expense, next twelve months	268,000		268,000
Finite-lived intangible assets, amortization expense, 2019	268,000		268,000
Finite-lived intangible assets, amortization expense, 2020	268,000		268,000
Finite-lived intangible assets, amortization expense, 2021	268,000		268,000
Finite-lived intangible assets, amortization expense, 2022	268,000		268,000
Impairment of finite-lived intangible assets	0	$ 0	0	$ 0	0	0
Goodwill	$ 600,814		$ 600,814		600,814	637,528
Operating loss carryforwards					$ 150,950,436	$ 132,359,334
Antidilutive securities excluded from computation of earnings per share, amount | shares			1,800,000	540,000	540,000	240,000
Maximum [Member]
Significant Accounting Policies [Line Items]
Accounts receivable period due			60 days		60 days
Minimum [Member]
Significant Accounting Policies [Line Items]
Accounts receivable period due			30 days		30 days
Customer Relationships [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life			7 years		7 years
Developed Technology Rights [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life			7 years		7 years
Trademarks And Trade Names [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life			10 years		10 years
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration Risk, Percentage		11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration Risk, Percentage				11.00%	25.00%	25.00%